INCOME TAXES (Details 5) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Notes due 2019	Jan. 15, 2014 Notes due 2019 Subsequent event	Dec. 31, 2013 Notes due 2019 Subsequent event	Feb. 07, 2014 Notes due 2022 Subsequent event	Dec. 31, 2013 Notes due 2022 Subsequent event	Dec. 31, 2013 Minimum
INCOME TAXES
Net deferred tax assets	$ 206,921,000	$ 206,921,000	$ 200,987,000
Period of cumulative pre-tax loss position, as negative evidence for determining requirement of valuation allowance		3 years
Amount of valuation allowance reversed	265,600,000
Period of cumulative loss for emergence, as positive evidence for reversal of valuation allowance		3 years
Cash on hand, as positive evidence for reversal of valuation allowance									500,000,000
Interest rate of debt instrument (as a percent)				8.75%	8.75%	8.75%	5.875%	5.875%
Percentage of outstanding notes received in tenders and consents					77.33%	77.33%
Net operating loss carryforwards and tax credits per year as limited by section382 of the Internal Revenue Code		200,000,000
Net operating loss carryforwards and tax credits as limited by section382	$ 448,000,000	$ 448,000,000